Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment
Property and equipment consists of the following:

	September 30, 2014	December 31, 2013
(In thousands)
Solar energy systems	$1,491,928	$163,698
Construction in progress - solar energy systems	390,519	228,749
Capitalized leases - solar energy systems	—	29,170
Property and equipment, gross	1,882,447	421,617
Less accumulated depreciation - solar energy systems	(33,812)	(9,956)
Less accumulated depreciation - capitalized leases - solar energy systems	—	(4,305)
Property and equipment, net	$1,848,635	$407,356

Predecessor
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment
Property and equipment consists of the following:

	As of December 31,
In thousands	2013	2012
Solar energy systems	$163,698	$87,093
Construction in progress-solar energy systems	228,749	5,043
Capital leases-solar energy systems	29,170	29,170
Property and equipment, gross	421,617	121,306
Less accumulated depreciation-solar energy systems	(9,956)	(6,355)
Less accumulated depreciation-capitalized leased solar energy system	(4,305)	(3,254)
Property and equipment, net	$407,356	$111,697